Loans - Summary of Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	$ 1,168	$ 3,003
With No Related Allowance Recorded, Unpaid Principal Balance	1,981	4,058
With an Allowance Recorded, Recorded Investment	3,628	4,735
With an Allowance Recorded, Unpaid Principal Balance	3,648	4,745
With an Allowance Recorded, Related Allowance	310	354
Total Recorded Investment	4,796	7,738
Total Unpaid Principal Balance	5,629	8,803
With an Allowance Recorded, Related Allowance	310	354
One-to Four-Family Residential Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment		1,506
With No Related Allowance Recorded, Unpaid Principal Balance		1,712
With an Allowance Recorded, Recorded Investment	123	317
With an Allowance Recorded, Unpaid Principal Balance	140	327
With an Allowance Recorded, Related Allowance	12	19
Total Recorded Investment	123	1,823
Total Unpaid Principal Balance	140	2,039
With an Allowance Recorded, Related Allowance	12	19
Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	380	446
With No Related Allowance Recorded, Unpaid Principal Balance	966	983
With an Allowance Recorded, Recorded Investment	3,401	4,418
With an Allowance Recorded, Unpaid Principal Balance	3,401	4,418
With an Allowance Recorded, Related Allowance	289	335
Total Recorded Investment	3,781	4,864
Total Unpaid Principal Balance	4,367	5,401
With an Allowance Recorded, Related Allowance	289	335
Multi-Family Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	124	170
With No Related Allowance Recorded, Unpaid Principal Balance	265	294
Total Recorded Investment	124	170
Total Unpaid Principal Balance	265	294
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	664	703
With No Related Allowance Recorded, Unpaid Principal Balance	750	781
With an Allowance Recorded, Recorded Investment	104
With an Allowance Recorded, Unpaid Principal Balance	107
With an Allowance Recorded, Related Allowance	9
Total Recorded Investment	768	703
Total Unpaid Principal Balance	857	781
With an Allowance Recorded, Related Allowance	9
Land and Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment		178
With No Related Allowance Recorded, Unpaid Principal Balance		288
Total Recorded Investment		178
Total Unpaid Principal Balance		$ 288